Income Taxes - Income tax expense (benefit) (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax expense (benefit)
Current income taxes			$ 0	$ 0	$ 0
Deferred income taxes			0	0	0
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0